SUBSEQUENT EVENTS (Details) $ / shares in Units, $ in Thousands				1 Months Ended	12 Months Ended
	Mar. 04, 2023 $ / shares shares	Mar. 03, 2023 USD ($) $ / shares shares	Nov. 15, 2021 $ / shares shares	Jun. 30, 2021 shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Oct. 11, 2022 $ / shares	Mar. 03, 2022 shares
Subsequent Event [Line Items]
Common stock, par value (in dollars per share) | $ / shares					$ 0.001	$ 0.001	$ 0.001
Common Stock, Shares Authorized					9,000,000	9,000,000
Reverse stock split ratio	0.05
Common stock, shares issued					1,051,098	645,943		22,021,952
Common stock, shares outstanding					1,051,098	645,943		22,021,952
Number of shares outstanding after reverse stock split								1,101,098
Number of shares issued after reverse stock split								1,101,098
Fractional shares issued	0
Common share issuance | $					$ 5,195	$ 5,062
Common share issuance (in shares)			909,262	7,802
Shares issue price | $ / shares			$ 105.00
Subsequent Events
Subsequent Event [Line Items]
Common stock, par value (in dollars per share) | $ / shares	$ 0.001	$ 0.001
Common Stock, Shares Authorized	9,000,000	180,000,000
Reverse stock split ratio	0.05
Fractional shares issued	0
Subsequent Events | Private Placements
Subsequent Event [Line Items]
Common share issuance | $		$ 300
Common share issuance (in shares)		50,000
Shares issue price | $ / shares		$ 6.00